UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES


                  Investment Company Act File Number 811-21422

                     Lotsoff Capital Management Equity Trust
                     ---------------------------------------
               (Exact name of registrant as specified in charter)

                              20 North Clark Street
                             Chicago, Illinois 60602
               (Address of principal executive offices) (Zip code)


                               Seymour N. Lotsoff
                           Lotsoff Capital Management
                              20 North Clark Street
                             Chicago, Illinois 60602
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: (312)368-1442
                                                            -------------
                      Date of fiscal year end: September 30
                                               ------------
                  Date of reporting period: September 30, 2005
                                            ------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND




                                  ANNUAL REPORT

                               SEPTEMBER 30, 2005

Dear Shareholders:

We are pleased to present the annual report of the Lotsoff Capital Management Micro Cap Fund (the "Fund") for the fiscal year ended September 30, 2005. As the name of the Fund indicates, the capitalization size of stocks in the Fund is very small (U.S. small stocks generally are considered to be those with a capitalization less than the 1000 largest U.S. stocks, currently less than about $1.8 billion in size). Based on the weighted median, the capitalization size of the Fund is less than one-third the size of the stocks in the Russell 2000(R) Index. The Russell 2000(R) Index is a well-recognized, publicly available benchmark for small capitalization stocks. However, until recently, no such well-recognized, publicly available benchmark existed for micro cap stocks. To allow for a more accurate assessment of the Fund, we asked Richards and Tierney, an independent consulting firm in Chicago specializing in custom benchmark creation, to create a benchmark that more accurately reflects the investment style of the Fund. Richards and Tierney independently maintains this benchmark portfolio and calculates its return. We have used this custom benchmark for micro cap stocks (Micro Cap Custom Benchmark) as the Fund's primary benchmark since inception of the Fund.

The fiscal year that ended September 30, 2005 was a good year for micro cap stocks, both on an absolute and relative return basis. Micro cap stocks as measured by the Richards and Tierney Micro Cap Custom Benchmark (the "Benchmark") for this 12-month period returned 18.49% versus 17.95% for the Russell 2000(R) Index and 12.25% for the Standard & Poors 500(R) Index. The Fund performed even better than the Benchmark by returning 19.19%. The Fund's annualized performance since inception (November 7, 2005) as of September 30, 2005 was 11.54% versus 12.82% for the Russell 2000(R) Index and 10.57% for the Standard & Poor's 500(R) Index. The Benchmark's annualized performance for the same time period was 11.26%. The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate such that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-568-7633.

We believe our approach to managing the Fund is a fairly conservative one with a focus on risk control. We believe this is a prudent approach given this inherently risky segment of the equity market. We maintain a very well diversified portfolio both in terms of the number of stocks held as well as the sector weights of the Fund. As of September 30, 2005, the Fund held about 475 stocks, with no position (except for an exchange traded fund used for liquidity purposes) larger than 1% of the Fund. Thus, no company-specific event had a significant effect on performance. In addition, the portfolio sector allocation is very close to the sector allocation of the Benchmark. This means that we did not take larger positions relative to the Benchmark as to which sector will be the next "hot" sector. Only small over- and under-weights existed compared to the Benchmark, with differences being less than 2.50% for any sector. The two largest sector over-weights were Energy and Health Care. The two largest sector under-weights were Financials and Capital Goods.

Because the Fund's sector weights are intended to be similar to the Benchmark, most value added (i.e. return value over the benchmark return) comes from the stock selection process. Of the ten sectors, seven added value, and three subtracted value based on a monthly buy-and-hold analysis before the impact of trading. The two sectors where the most value was added were Information Technology and Consumer Discretionary. The two sectors subtracting the most value were Health Care and Telecom Services. The largest impact on value added due to sector allocation for any one sector was only 0.05%.

In terms of achieving the 19.19% total return for the Fund during the last fiscal year, returns for all sectors were above 15% except Telecom Services, which turned in negative performance. The good performance for so many sectors is largely attributable to a good economy. The Energy sector really stands out with a return over 90%. As the price of oil increased, energy-related companies attracted a lot of investor attention. Unfortunately in the micro cap area, the Energy sector is very small, being less than 4% of the overall micro cap market. The good performance in Staples with a return over 45% and Industrials with a return over 25% is reflective of strong consumer and business spending that occurred with the improving economy.

Stock selection for the Fund includes our two-step evaluation process. The first step is to use our proprietary, multifactor quantitative model to score all stocks in the universe. This model was developed through extensive research and is based on fundamentals that we believe identify companies that have reasonable valuations and are positioned to continue to create shareholder wealth. From this model, a potential "buy" and "sell" list is created. The second step is to further evaluate the "buy" and "sell" list by applying fundamental research and other information. We believe it is important to get an objective, unbiased appraisal of a company through our quantitative approach, but we also believe it is important to know the company through fundamental analysis and ascertain other information that reinforces the analysis. Finally, given the two-step evaluation process and our experience, we make decisions about what to buy and sell in the Fund. Ideally, we seek to invest in companies where market values are low relative to imputed valuations, there are good indications that the market values are likely to increase over time through efficiency gains and growth, and the companies have management teams with a proven track record.

Our stock selection process is evident in the characteristics of the Fund. Traditional measures of value such as the price-to-earnings ratio usually show a "value" bias relative to the Benchmark, while the traditional measures of growth such as earnings growth tend to indicate a "growth" bias. As of September 30, 2005, the price-to-earnings measure on a 12-month trailing basis was 21 for the Fund versus 23.8 for the Benchmark. This measure shows that overall we were able to find stocks that appear to be undervalued in the market while reflecting potentially superior growth characteristics.

In conclusion, our focus in managing the Fund always will be on selecting companies we believe have the attributes that indicate a superior chance of being successful investments and on seeking to control risk to protect investors' capital.

We thank you for the confidence and trust you place in us. We pledge to continue our hard work for you so that your confidence and trust is well placed.

Sincerely,

/s/Donald W. Reid

Donald W. Reid, Ph. D.
Director of Equity Research
Senior Portfolio Manager

                            INDEX COMPARISON

                      Comparison of a Hypothetical $10,000
                  Investment in the Lotsoff Capital Management

              Micro Cap Fund, Russell 2000+*, Richards and Tierney
                    Micro Cap, and Russell Micro Cap Index+*

--------------------------------------------------------------------------
                      Lotsoff       Russell 2000    R & T   Russell Micro
--------------------------------------------------------------------------
11/7/03                  10,000          10,000      10,000        10,000
Dec-03                   10,460          10,276      10,409        10,675
Mar-04                   11,150          10,919      11,103        11,369
Jun-04                   10,820          10,971      10,852        11,169
Sept-04                  10,320          10,657      10,329        10,521
Dec-04                   11,973          12,159      12,040        12,153
Mar-05                   11,082          11,510      11,159        11,249
Jun-05                   11,451          12,007      11,590        11,606
Sept-05                  12,300          12,570      12,238        12,309
--------------------------------------------------------------------------
                                Total returns **
                    For the periods ended September 30, 2005



                                                  Average Annual Since Inception
                                     One Year        (11/7/2003) to 9/30/2005

Lotsoff Micro Cap Fund                   19.19%               11.54%
Russell 2000 Index                       17.95%               12.82%
Richards & Tierney Micro Cap Index       18.49%               11.26%
Russell Micro Cap Index                  16.99%               11.58%



+ Effective September 30, 2005 the Fund has replaced the Russell 2000 Index with the Russell Micro Cap Index as its primary benchmark as the Russell Micro Cap Index more accurately reflects the Fund's investments.

* The Russell 2000 Index is comprised of the smallest 2000 companies in the Russell 3000 Index. The Russell 3000 Index is comprised of the 3000 largest U.S. companies based on market capitalization. The Russell Microcap Index includes the smallest 1,000 securities in the small-cap Russell 2000 Index plus the next 1,000 securities. All Indexes are unmanaged and returns include reinvested dividends. The Richards and Tierney (R&T) Custom Benchmark includes securities that meet the following criteria: (1) traded on a national exchange (NYSE, AMEX, or NASDAQ); (2) no ADRs or MLPs, preferred stocks or investment funds; (3) not on standard R&T elimination which includes announced takeovers in final stages; (4) market price greater than $1.50 per share; (5) minimum market capitalization greater than $50 mm but less than $250 mm; (6) minimum daily volume of at least $25,000; (7) minimum of 85% of days traded over the relevant performance period; and (8) maximum of 10% in any one stock. Securities are weighted using a basic capitalization-weighted scheme linked to the deciles of the NYSE. This process allows the benchmark's weighting parameters to float with market movements through through time rather than stand rigidly.

** The performance quoted here represents past performance and is not a guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Amounts shown do not reflect the deduction of taxes that a shareholder on fund distributions or the redemption of fund shares. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-568-7633.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005

   Number of
    Shares                                                            Value
-------------                                                      ------------
          COMMON STOCK                                      97.38%

            ADVERTISING                                     0.22%
    8,800    Greenfield Online, Inc.*                                   $47,872
    5,200    Ventiv Health, Inc.*                                       136,292
                                                                   ------------
                                                                        184,164
                                                                   ------------

             AEROSPACE/DEFENSE                               1.39%
    8,820    The Allied Defense Group, Inc.*                            198,891
    4,900    Ducommun, Inc.*                                            107,800
    4,900    HEICO Corp.                                                113,680
   27,500    Herley Industries, Inc.*                                   512,325
   15,250    Innovative Solutions & Support, Inc.*                      236,833
                                                                   ------------
                                                                      1,169,529
                                                                   ------------

             AIRLINES                                        0.36%
   13,000    MAIR Holdings, Inc.*                                        75,790
   18,800    Mesa Air Group, Inc.*                                      155,100
   11,500    Pinnacle Airlines Corp.*                                    74,750
                                                                   ------------
                                                                        305,640
                                                                   ------------

             APPAREL                                         2.08%
   18,800    Ashworth, Inc.*                                            128,404
   11,000    Deckers Outdoor Corp.*                                     264,660
   19,700    DHB Industries, Inc.*                                       82,543
    9,300    Haggar Corp.                                               264,399
    5,500    Lakeland Industries, Inc.*                                  97,240
   15,700    Perry Ellis International, Inc.*                           341,318
   11,300    Rocky Shoes & Boots, Inc.*                                 323,180
    3,500    Steven Madden Ltd.*                                         80,220
   48,000    Unifi, Inc.*                                               160,320
                                                                   ------------
                                                                      1,742,284
                                                                   ------------

             AUTO PARTS & EQUIPMENT                          1.38%
   12,500    Aftermarket Technology Corp.*                              229,875
    4,300    Keystone Automotive Industries, Inc.*                      123,883
   11,300    Noble International Ltd.                                   273,008
   14,700    Spartan Motors, Inc.                                       159,789
    1,600    Strattec Security Corp.*                                    82,960
   21,100    Titan International, Inc.                                  289,703
                                                                   ------------
                                                                      1,159,218
                                                                   ------------

             BANKS                                           5.67%
    3,600    C&F Financial Corp.                                        140,832
    7,100    Columbia Bancorp                                           150,520
   27,000    EuroBancshares, Inc.*                                      402,570
    7,949    First Mutual Bancshares, Inc.                              204,687
    3,300    Great Southern Bancorp, Inc.                                98,736
                                                                   ------------
   26,200    Intervest Bancshares Corp.*                                575,090
                                                                   ------------

See accompanying notes to financial statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005

   Number of
    Shares                                                            Value
-------------                                                      ------------

             BANKS (CONTINUED)
    1,055    Macatawa Bank Corp.                                        $36,092
    1,722    Mercantile Bank Corp.                                       73,684
   14,500    MidWestOne Financial Group, Inc.                           273,688
   14,300    Northrim BanCorp, Inc.                                     358,072
    7,000    Oak Hill Financial, Inc.                                   210,140
    4,600    Old Second Bancorp, Inc.                                   137,264
    6,300    Oriental Financial Group, Inc.                              77,112
    9,175    Republic Bancorp, Inc.                                     191,941
   42,544    Republic First Bancorp, Inc.*                              525,844
    6,700    R&G Financial Corp.                                         92,125
   24,200    Southwest Bancorp, Inc.                                    531,674
    6,100    Taylor Capital Group, Inc.                                 230,702
    2,600    United Security Bancshares                                  72,800
    3,156    Virginia Commerce Bancorp, Inc.*                            85,464
    1,900    Washington Banking Co.                                      34,960
   16,500    Wilshire Bancorp, Inc.                                     252,450
                                                                   ------------
                                                                      4,756,447
                                                                   ------------

             BIOTECHNOLOGY                                   6.33%
   15,500    Acacia Research - CombiMatrix*                              25,730
   38,600    Arena Pharmaceuticals, Inc.*                               382,140
   96,300    Arqule, Inc.*                                              754,029
   30,000    Avant Immunotherapeutics, Inc.*                             39,000
   35,400    Avigen, Inc.*                                               98,412
   16,900    BioCryst Pharmaceuticals, Inc.*                            165,282
   22,350    BioSphere Medical, Inc.*                                   126,948
   38,400    Cell Genesys, Inc.*                                        210,432
   61,000    Corgentech, Inc.*                                          143,960
    1,300    Cotherix, Inc.*                                             18,135
  111,500    Curis, Inc.*                                               511,785
   24,600    Enzon Pharmaceuticals, Inc.*                               163,098
   37,400    Exact Sciences Corp.*                                       68,068
   83,200    Genaissance Pharmaceuticals, Inc.*                         115,648
   40,800    Gene Logic, Inc.*                                          199,512
   35,500    Genitope Corp.*                                            246,370
   13,400    Illumina, Inc.*                                            171,654
   12,200    Lifecell Corp.*                                            263,886
   10,700    Myogen, Inc.*                                              251,450
  492,300    Praecis Pharmaceuticals, Inc.*                             226,458
   17,100    Regeneron Pharmaceuticals, Inc.*                           162,279
   13,500    Sangamo Biosciences, Inc.*                                  59,265
   77,100    Savient Pharmaceuticals, Inc.*                             290,667
   23,300    Sirna Therapeutics, Inc.*                                  102,520
   34,700    Sonus Pharmaceuticals, Inc.*                               147,475
   43,100    SuperGen, Inc.*                                            271,530
   18,700    Vical, Inc.*                                                92,004
                                                                   ------------
                                                                      5,307,737
                                                                   ------------
See accompanying notes to financial statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005

   Number of
    Shares                                                            Value
-------------                                                      ------------


             BUILDING MATERIALS                              0.72%
    5,200    Aaon, Inc.*                                                $95,576
    7,400    Craftmade International, Inc.                              132,978
    9,800    Drew Industries, Inc.*                                     252,938
      800    International Aluminum Corp.                                29,680
   11,700    US Concrete, Inc.*                                          90,207
                                                                   ------------
                                                                        601,379
                                                                   ------------

             CHEMICALS                                       0.72%
    8,250    Balchem Corp.                                              227,287
    3,600    NewMarket Corp.*                                            62,424
   12,800    Penford Corp.                                              171,136
    6,800    Quaker Chemical Corp.                                      118,184
    4,200    Wellman, Inc.                                               26,586
                                                                   ------------
                                                                        605,617
                                                                   ------------

             COMMERCIAL SERVICES                             4.39%
    8,200    ACE Cash Express, Inc.*                                    159,982
    6,800    Albany Molecular Research, Inc.*                            82,824
    4,000    AMN Healthcare Services, Inc.*                              61,880
    4,300    Bankrate, Inc.*                                            117,949
   15,900    Barrett Business Services, Inc.*                           363,315
   10,300    Cadmus Communications Corp.                                216,300
   13,500    Cornell Cos., Inc.*                                        198,585
   52,500    Discovery Partners International, Inc.*                    169,050
    7,300    Electro Rent Corp.*                                         91,834
    4,600    Exponent, Inc.*                                            144,394
    2,900    The Geo Group, Inc.*                                        76,850
    7,325    Healthcare Services Group, Inc.                            141,006
   43,900    Hooper Holmes, Inc.                                        172,527
    4,500    ICT Group, Inc.*                                            52,830
   15,300    Integrated Alarm Services Group, Inc.*                      57,375
    5,700    Kendle International, Inc.*                                160,398
   89,900    Newtek Business Services, Inc.*                            190,588
   53,400    Rewards Network, Inc.*                                     364,722
    2,100    SFBC International, Inc.*                                   93,219
   11,500    SM&A*                                                      101,315
   19,400    Source Interlink Cos., Inc.*                               214,564
    3,700    Steiner Leisure Ltd.*                                      125,689
   11,400    Team, Inc.                                                 256,500
    3,300    Volt Information Sciences, Inc.*                            67,056
                                                                   ------------
                                                                      3,680,752
                                                                   ------------

             COMPUTERS                                       4.34%
   10,000    Ansoft Corp.*                                              291,000
   16,100    Brooktrout, Inc.*                                          208,817
   13,300    Catapult Communications Corp.*                             243,922
    7,800    Dot Hill Systems Corp.*                                     52,494
    7,100    Dynamics Research Corp.*                                   114,310
   22,600    Echelon Corp.*                                             208,146


See accompanying notes to financial statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005

   Number of
    Shares                                                            Value
-------------                                                      ------------


             COMPUTERS (CONTINUED)
   33,200    InFocus Corp.*                                            $114,540
   18,200    Iomega Corp.*                                               54,782
   47,000    LivePerson, Inc.*                                          177,665
   18,000    Magma Design Automation, Inc.*                             146,160
   17,480    McDATA Corp.*                                               91,595
    5,900    Mobility Electronics, Inc.*                                 62,894
   14,900    Neoware Systems, Inc.*                                     249,426
   20,000    NetScout Systems, Inc.*                                    108,600
    6,900    PAR Technology Corp.*                                      158,700
   11,900    Pomeroy IT Solutions, Inc.*                                135,184
    4,600    Printronix, Inc.                                            71,990
    9,500    Radisys Corp.*                                             184,300
    4,100    SI International, Inc.*                                    126,977
   38,700    SimpleTech, Inc.*                                          191,565
   11,900    Synaptics, Inc.*                                           223,720
   47,000    Synplicity, Inc.*                                          310,670
    3,450    Talx Corp.                                                 113,125
                                                                   ------------
                                                                      3,640,582
                                                                   ------------

             COSMETICS/PERSONAL CARE                         0.08%
    2,200    Parlux Fragrances, Inc.*                                    64,108
                                                                   ------------

             DISTRIBUTION/WHOLESALE                          0.99%
    2,100    Central European Distribution Corp.*                        89,439
    9,000    Handleman Co.                                              113,670
   26,700    Hutting Building Products, Inc.*                           241,635
   12,200    Navarre Corp.*                                              70,638
   18,900    Valley National Gases, Inc.*                               311,472
                                                                   ------------
                                                                        826,854
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES                  3.19%
   22,800    Asta Funding, Inc.                                         692,208
   16,800    Encore Capital Group, Inc.*                                299,712
    6,700    Federal Agricultural Mortgage Corp.                        163,078
    5,900    Marlin Business Services, Inc.*                            135,936
   10,241    MFC Bancorp Ltd.*                                          255,513
    4,900    Stifel Financial Corp.*                                    175,910
   10,100    TradeStation Group, Inc.*                                  102,414
   16,400    United PanAm Financial Corp.*                              409,508
   17,500    World Acceptance Corp.*                                    444,675
                                                                   ------------
                                                                      2,678,954
                                                                   ------------

             ELECTRICAL COMPONENTS & EQUIPMENT               0.81%
   12,700    Artesyn Technologies, Inc.*                                118,110
   27,000    C&D Technologies, Inc.                                     254,070
   14,100    The Lamson & Sessions Co.*                                 258,312
   15,600    Magnetek, Inc.*                                             52,728
                                                                   ------------
                                                                        683,220
                                                                   ------------

See accompanying notes to financial statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005

   Number of
    Shares                                                            Value
-------------                                                      ------------


             ELECTRONICS                                     3.53%
    6,400    Compudyne Corp.*                                           $37,120
    4,900    Daktronics, Inc.                                           117,502
    4,000    Excel Technology, Inc.*                                    102,760
    3,300    Fargo Electronics, Inc.*                                    57,651
    7,000    FARO Technologies, Inc.*                                   136,430
    2,400    Frequency Electronics, Inc.                                 26,160
    3,400    II-VI, Inc.*                                                60,316
   23,300    Innovex, Inc.*                                              99,025
   26,100    Meade Instruments Corp.*                                    69,426
   36,000    Merix Corp.*                                               201,600
    5,800    Multi-Fineline Electronix, Inc.*                           169,766
   10,500    Novatel, Inc.*                                             276,570
   22,500    NU Horizons Electronics Corp.*                             162,900
    7,400    OSI Systems, Inc.*                                         116,920
    3,300    Park Electrochemical Corp.                                  87,945
    6,400    Planar Systems, Inc.*                                       52,608
   12,400    SBS Technologies, Inc.*                                    119,412
   12,800    Sonic Solutions, Inc.*                                     275,200
    9,300    Stoneridge, Inc.*                                           76,446
   18,800    Sypris Solutions, Inc.                                     201,912
    6,100    Technology Research Corp.                                   23,936
   15,300    X-Rite, Inc.                                               189,720
   19,400    Zygo Corp.*                                                297,208
                                                                   ------------
                                                                      2,958,533
                                                                   ------------

             ENGINEERING & CONSTRUCTION                      0.90%
    6,800    Infrasource Services, Inc.*                                 98,940
   17,400    Michael Baker Corp.*                                       453,270
   11,100    Perini Corp.*                                              202,020
                                                                   ------------
                                                                        754,230
                                                                   ------------

             ENTERTAINMENT                                   2.01%
   17,800    Bluegreen Corp.*                                           314,170
    1,900    Carmike Cinemas, Inc.                                       43,586
   37,100    Century Casinos, Inc.*                                     263,781
   10,300    Dover Downs Gaming & Entertainment, Inc.                   140,080
   30,800    Image Entertainment, Inc.*                                 129,052
   18,500    Mikohn Gaming Corp.*                                       245,865
    4,800    Nevada Gold & Casinos, Inc.*                                54,048
    6,400    Steinway Musical Instruments, Inc.*                        168,640
   34,900    Youbet.com, Inc.*                                          199,977
   39,200    Zomax, Inc.*                                               125,832
                                                                   ------------
                                                                      1,685,031
                                                                   ------------

             ENVIRONMENTAL CONTROL                           0.90%
   33,900    TRC Cos., Inc.*                                            528,840
   17,300    Waste Industries USA, Inc.                                 230,090
                                                                   ------------
                                                                        758,930
                                                                   ------------

See accompanying notes to financial statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005

   Number of
    Shares                                                            Value
-------------                                                      ------------


             FOOD                                            1.69%
   19,800    John B. Sanfilippo & Son, Inc.*                           $346,500
   35,200    MGP Ingredients, Inc.                                      394,240
    6,300    Nash Finch Co.                                             265,797
   31,300    Poore Brothers, Inc.*                                      170,585
   11,500    Spartan Stores, Inc.*                                      118,450
   13,700    Tasty Baking Co.                                           118,916
                                                                   ------------
                                                                      1,414,488
                                                                   ------------

             FOREST PRODUCTS & PAPER                         0.43%
   14,500    Buckeye Technologies, Inc.*                                117,740
   10,300    Caraustar Industries, Inc.*                                113,094
   13,100    Pope & Talbot, Inc.                                        133,751
                                                                   ------------
                                                                        364,585
                                                                   ------------

             GAS                                             0.22%
    4,700    Cascade Natural Gas Corp.                                  102,319
    2,400    Chesapeake Utilities Corp.                                  84,360
                                                                   ------------
                                                                        186,679
                                                                   ------------

             HEALTHCARE-PRODUCTS                             3.73%
    7,700    Candela Corp.*                                              75,614
   11,600    Cantel Medical Corp.*                                      244,064
   11,423    Cardiac Science Corp.*                                     122,455
   41,200    Cardiodynamics International Corp.*                         55,620
    1,900    Cutera, Inc.*                                               49,286
    6,200    DJ Orthopedics, Inc.*                                      179,428
    9,100    Encore Medical Corp.*                                       42,770
   24,900    Endologix, Inc.*                                           126,492
    7,000    Exactech, Inc.*                                            103,600
   33,100    HealthTronics, Inc.*                                       329,676
   10,500    Kensey Nash Corp.*                                         321,930
    7,600    Lifecore Biomedical, Inc.*                                  91,884
   14,900    Medical Action Industries, Inc.*                           255,684
    2,100    Merge Technologies, Inc.*                                   35,889
    7,050    Meridian Bioscience, Inc.                                  145,935
   23,400    Micro Therapeutics, Inc.*                                  130,806
    6,700    Palomar Medical Technologies, Inc.*                        175,741
   16,500    Quidel Corp.*                                              156,090
    8,000    ReGen Biologics, Inc.*                                       5,920
    6,300    Somanetics Corp.*                                          157,500
    5,100    SurModics, Inc.*                                           197,319
    1,100    Vital Signs, Inc.                                           50,699
    3,000    Zoll Medical Corp.*                                         78,750
                                                                   ------------
                                                                      3,133,152
                                                                   ------------

             HEALTHCARE-SERVICES                             1.92%
   12,000    Air Methods Corp.*                                         135,840
   21,900    Allied Healthcare International, Inc.*                     123,735
    7,950    America Service Group, Inc.*                               131,890


See accompanying notes to financial statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005

   Number of
    Shares                                                            Value
-------------                                                      ------------


             HEALTHCARE-SERVICES (CONTINUED)
    3,600    American Dental Partners, Inc.*                           $122,112
    6,600    Horizon Health Corp.*                                      179,322
    4,935    National Dentex Corp.*                                     101,661
   19,500    NovaMed, Inc.*                                             133,390
   55,500    OCA, Inc.*                                                  83,250
    8,400    Odyssey HealthCare, Inc.*                                  142,548
   16,400    Option Care, Inc.                                          240,096
    4,500    Pediatric Services of America, Inc.*                        62,955
    7,700    RehabCare Group, Inc.*                                     158,004
                                                                   ------------
                                                                      1,614,803
                                                                   ------------

             HOME BUILDERS                                   0.73%
    5,400    Comstock Homebuilding Cos., Inc.*                          107,568
    5,400    National RV Holdings, Inc.*                                 28,350
   19,400    Orleans Homebuilders, Inc.                                 478,016
                                                                   ------------
                                                                        613,934
                                                                   ------------

             HOME FURNISHINGS                                1.36%
   18,200    Applica, Inc.*                                              30,394
   12,600    Chromcraft Revington, Inc.*                                171,108
   22,200    Emerson Radio Corp.*                                        76,368
   20,000    Fedders Corp.                                               42,800
    5,300    Flexsteel Industries, Inc.                                  79,606
    7,400    Hooker Furniture Corp.                                     122,988
    4,800    MITY Enterprises, Inc.*                                     81,984
   12,900    Stanley Furniture Co., Inc.                                337,851
   11,300    Universal Electronics, Inc.*                               195,377
                                                                   ------------
                                                                      1,138,476
                                                                   ------------

             HOUSEHOLD PRODUCTS/WARES                        0.34%
    6,800    Ennis, Inc.                                                114,240
    8,600    Water Pik Technologies, Inc.*                              174,580
                                                                        288,820
                                                                   ------------

             INSURANCE                                       5.37%
   15,500    Affirmative Insurance Holdings, Inc.                       225,680
   25,400    American Equity Investment Life Holding Co.                288,290
   18,300    American Safety Insurance Holdings Ltd.*                   315,492
    8,200    Argonaut Group, Inc.*                                      221,482
   37,900    Capital Title Group, Inc.                                  280,460
   81,400    Ceres Group, Inc.*                                         458,282
   11,600    Donegal Group, Inc., Class A                               251,720
    4,400    Donegal Group, Inc., Class B                                79,376
   11,200    EMC Insurance Group, Inc.                                  202,160
    8,600    FPIC Insurance Group, Inc.*                                309,514
    3,710    Investors Title Co.                                        145,618
   21,700    Life Partners Holdings, Inc.                                89,404
   91,300    Meadowbrook Insurance Group, Inc.*                         511,280
   13,000    Navigators Group, Inc.*                                    485,160
    3,800    NYMAGIC, Inc.                                               92,454


See accompanying notes to financial statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005

   Number of
    Shares                                                            Value
-------------                                                      ------------


             INSURANCE (CONTINUED)
   22,100    Procentury Corp.                                          $226,304
    7,300    PXRE Group Ltd.                                             98,258
    2,500    Safety Insurance Group, Inc.                                88,975
    6,100    SCPIE Holdings, Inc.*                                       87,230
    4,000    Seabright Insurance Holdings, Inc.*                         51,760
                                                                   ------------
                                                                      4,508,899
                                                                   ------------

             INTERNET                                        4.06%
  111,100    @Road, Inc.*                                               509,949
   57,700    24/7 Real Media, Inc.*                                     406,208
      500    Aladdin Knowledge Systems, Inc.*                            10,545
    6,000    Aptimus, Inc.*                                              83,700
    5,000    Autobytel, Inc.*                                            25,050
   14,800    Captiva Software Corp.*                                    265,808
   34,600    Centillium Communications, Inc.*                           130,442
   21,600    Corillian Corp.*                                            69,120
    8,000    EDGAR Online, Inc.*                                         19,120
   10,100    ePlus, Inc.*                                               131,805
   13,800    Interland, Inc.*                                            38,626
   37,100    Lionbridge Technologies, Inc.*                             250,425
   16,600    Napster, Inc.*                                              66,400
   11,100    Neoforma, Inc.*                                             94,683
   18,200    PC-Tel, Inc.*                                              171,080
   15,300    Plumtree Software, Inc.*                                    83,538
   24,400    Portal Software, Inc.*                                      70,516
    5,900    Provide Commerce, Inc.*                                    143,193
   13,800    Secure Computing Corp.*                                    156,630
   16,000    SumTotal Systems, Inc.*                                     77,920
   20,200    TeleCommunication Systems, Inc.*                            52,813
    8,700    Trizetto Group, Inc.*                                      122,844
   20,900    Varsity Group, Inc.*                                       104,322
   15,900    WebSideStory, Inc.*                                        281,748
   23,800    Workstream, Inc.*                                           40,460
                                                                   ------------
                                                                      3,406,945
                                                                   ------------

             INVESTMENT COMPANIES                            0.41%
   24,800    Medallion Financial Corp.                                  245,768
    6,300    Technology Investment Capital Corp.                         99,477
                                                                   ------------
                                                                        345,245
                                                                   ------------

             IRON/STEEL                                      1.01%
   13,700    Material Sciences Corp.*                                   206,459
   11,100    Olympic Steel, Inc.*                                       193,917
    4,200    Ryerson Tull, Inc.                                          89,460
    9,400    Shiloh Industries, Inc.*                                   125,866
    8,900    Steel Technologies, Inc.                                   230,777
                                                                   ------------
                                                                       846,479
                                                                   ------------

             LEISURE TIME                                    0.45%
    6,900    Ambassadors International, Inc.                             96,670

See accompanying notes to financial statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005

   Number of
    Shares                                                            Value
-------------                                                      ------------

             LEISURE TIME (CONTINUED)
   16,000    Multimedia Games, Inc.*                                   $155,360
   10,100    Navigant International, Inc.*                              124,987
                                                                   ------------
                                                                        377,017
                                                                   ------------

             LODGING                                         0.76%
   34,600    Interstate Hotels & Resorts, Inc.*                         160,890
   51,300    Jameson Inns, Inc.*                                        105,678
   22,300    MTR Gaming Group, Inc.*                                    178,623
   13,300    Red Lion Hotels Corp.*                                      93,100
   10,500    The Sands Regent*                                           98,281
                                                                   ------------
                                                                        636,572
                                                                   ------------

             MACHINERY-DIVERSIFIED                           1.10%
   15,300    Alamo Group, Inc.                                          303,246
   19,200    Gehl Co.*                                                  535,104
    6,200    Key Technology, Inc.*                                       88,040
                                                                   ------------
                                                                       926,390
                                                                   ------------

             MEDIA                                           0.28%
   65,200    Digital Generation Systems, Inc.*                           41,076
   10,200    Thomas Nelson, Inc.                                        191,352
                                                                   ------------
                                                                        232,428
                                                                   ------------

             METAL FABRICATE/HARDWARE                        1.27%
   10,100    Hawk Corp.*                                                126,250
   10,500    Ladish Co., Inc.*                                          183,120
    7,900    Metals USA, Inc.*                                          161,634
   14,300    NN, Inc.                                                   171,457
   10,800    Northwest Pipe Co.*                                        279,612
    1,700    NS Group, Inc.*                                             66,725
   10,300    Wolverine Tube, Inc.*                                       77,250
                                                                   ------------
                                                                      1,066,048
                                                                   ------------

             MINING                                          0.09%
   12,000    Regalito Copper Corp.*                                      73,320
                                                                   ------------

             MISCELLANEOUS MANUFACTURING                     0.50%
   23,400    Lydall, Inc.*                                              208,962
   12,200    Park-Ohio Holdings Corp.*                                  214,232
                                                                   ------------
                                                                        423,194
                                                                   ------------

             OIL & GAS                                       4.08%
    1,000    Barnwell Industries, Inc.                                   63,980
   40,600    Brigham Exploration Co.*                                   521,710
    8,800    Carrizo Oil & Gas, Inc.*                                   257,840
   11,900    Edge Pertroleum Corp.*                                     314,041
   31,300    The Exploration Co. of Delaware, Inc.*                     225,360
   16,300    Gasco Energy, Inc.*                                        108,395
    8,800    Giant Industries, Inc.*                                    515,152
   16,200    Harvest Natural Resources, Inc.*                           173,826
   17,000    Meridian Resource Corp.*                                    70,890
   21,300    Parker Drilling Co.*                                       197,451

See accompanying notes to financial statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005

   Number of
    Shares                                                            Value
-------------                                                      ------------

             OIL & GAS (CONTINUED)
   18,816    Petrohawk Energy Corp.*                                   $271,139
   67,300    Petroquest Engergy, Inc.*                                  702,612
                                                                   ------------
                                                                      3,422,396
                                                                   ------------

             OIL & GAS SERVICES                              1.51%
   17,300    Dawson Geophysical Co.*                                    523,325
   18,100    Gulf Island Fabrication, Inc.                              520,375
    9,900    Mitcham Industries, Inc.*                                  112,860
    4,400    NATCO Group, Inc.*                                         111,408
                                                                   ------------
                                                                      1,267,968
                                                                   ------------

             PHARMACEUTICALS                                 4.31%
   21,500    Able Laboratories, Inc.*                                     3,279
   46,100    Acusphere, Inc.*                                           254,011
   16,000    Allos Therapeutics, Inc.*                                   39,040
   17,000    Anika Therapeutics, Inc.*                                  200,940
  163,600    Aradigm Corp.*                                             175,052
   19,316    BioScrip, Inc.*                                            125,554
    9,000    Bradley Pharmaceuticals, Inc.*                              98,280
   38,400    Collagenex Pharmaceuticals, Inc.*                          380,928
   16,300    Draxis Health, Inc.                                         75,306
   66,200    Genta, Inc.*                                                99,300
  105,200    Guilford Pharmaceuticals, Inc.*                            383,980
    9,100    Hi-Tech Pharmacal Co., Inc.*                               273,728
   59,500    The Immune Response Corp.*                                  27,370
   15,700    Intrabiotics Pharmaceuticals, Inc.*                         57,462
    6,000    Ista Pharmaceuticals, Inc.*                                 39,840
    2,600    National Medical Health Card Systems, Inc.*                 71,864
   12,650    Neogen Corp.*                                              227,700
   13,000    Neurogen Corp.*                                             89,440
    4,300    Noven Pharmaceuticals, Inc.*                                60,200
   25,000    PetMed Express, Inc.*                                      259,000
   12,500    Tanox, Inc.*                                               183,125
  216,200    Titan Pharmaceuticals, Inc.*                               382,674
    7,000    Trimeris, Inc.*                                            107,380
                                                                   ------------
                                                                      3,615,453
                                                                   ------------

             REAL ESTATE INVESTMENT TRUST                    0.13%
    9,100    Boykin Lodging Co.*                                        113,022
                                                                   ------------


             RETAIL                                          4.21%
    8,700    America's Car Mart, Inc.*                                  156,078
   11,800    Books-A-Million, Inc.                                      106,200
   26,400    Champps Entertainment, Inc.*                               182,688
   19,000    Checkers Drive-In Restaurants, Inc.*                       290,320
    2,000    Dress Barn, Inc.*                                           45,520
   46,500    EZCORP, Inc., Class A*                                     746,790
    8,400    Finlay Enterprises, Inc.*                                   76,020
   27,250    First Cash Financial Services, Inc.*                       717,220

See accompanying notes to financial statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005

   Number of
    Shares                                                            Value
-------------                                                      ------------


             RETAIL (CONTINUED)
   19,000    Fox & Hound Restaurant Group*                             $193,420
    7,400    GTSI Corp.*                                                 54,390
    8,000    Hastings Entertainment, Inc.*                               46,560
    5,200    Movado Group, Inc.                                          97,344
   13,100    PC Connection, Inc.*                                        71,264
    4,300    Rex Stores Corp.*                                           58,910
    5,000    Smart & Final, Inc.*                                        64,700
   17,300    The Sportsman's Guide, Inc.*                               472,290
   24,500    Wilsons The Leather Experts, Inc.*                         149,450
                                                                   ------------
                                                                      3,529,164
                                                                   ------------

             SAVINGS & LOANS                                 3.64%
    2,800    First Defiance Financial Corp.                              76,804
   15,300    FirstBank NW Corp.                                         424,575
   13,000    Flushing Financial Corp.                                   212,810
   18,700    Franklin Bank Corp.*                                       302,005
    9,440    HF Financial Corp.                                         178,227
   10,300    HMN Financial, Inc.                                        326,407
    7,000    ITLA Capital Corp.*                                        367,430
   10,100    NASB Financial, Inc.                                       404,000
    8,000    Partners Trust Financial Group, Inc.                        92,160
   21,100    Provident Financial Holdings, Inc.                         591,855
    6,800    United Community Financial Corp.                            76,296
                                                                   ------------
                                                                      3,052,569
                                                                   ------------

             SEMICONDUCTORS                                  3.49%
    3,400    ADE Corp.*                                                  76,432
    6,200    Advanced Power Technology, Inc.*                            53,630
   29,700    Anadigics, Inc.*                                            98,604
    9,400    Cascade Microtech, Inc.*                                   126,524
   21,500    Catalyst Semiconductor, Inc.*                              107,500
    5,000    Cohu, Inc.                                                 118,250
    7,200    Diodes, Inc.*                                              261,072
   16,900    Emcore Corp.*                                              103,428
    3,200    GSI Group, Inc.*                                            33,440
   27,300    Hifn, Inc.*                                                151,515
    4,300    ICOS Vision Systems N.V.*                                  156,563
   16,800    Integrated Silicon Solutions, Inc.*                        141,120
    7,100    Intest Corp.*                                               28,471
   15,000    LTX Corp.*                                                  63,300
   10,700    Microtune, Inc.*                                            66,661
    6,700    Nanometrics, Inc.*                                          78,390
    9,800    Netlogic Microsystems, Inc.*                               211,582
    4,900    Portalplayer, Inc.*                                        134,407
    2,800    Richardson Electronics Ltd.                                 21,168
   21,500    Rudolph Technologies, Inc.*                                289,605
   10,100    Standard Microsystems Corp.*                               302,091


See accompanying notes to financial statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005

   Number of
    Shares                                                            Value
-------------                                                      ------------

             SEMICONDUCTORS (CONTINUED)
   24,000    Therma-Wave, Inc.*                                         $42,960
   28,000    Transwitch Corp.*                                           48,160
   41,400    White Electronic Designs Corp.*                            211,140
                                                                   ------------
                                                                      2,926,013
                                                                   ------------

             SOFTWARE                                        3.95%
   49,600    Actuate Corp.*                                             125,488
    5,500    American Software, Inc.                                     30,800
   19,900    Bottomline Technologies, Inc.*                             300,291
   36,600    CallWave, Inc.*                                            146,766
   11,400    CCC Information Services Group, Inc.*                      297,882
   16,700    Concur Technologies, Inc.*                                 206,579
   70,300    Concurrent Computer Corp.*                                 118,807
   26,600    DocuCorp International, Inc.*                              182,210
   10,000    EPIQ Systems, Inc.*                                        218,200
   15,500    Infocrossing, Inc.*                                        142,445
    5,200    InPhonic, Inc.*                                             71,500
    5,000    Intervideo, Inc.*                                           50,150
   10,100    Mantech International Corp.*                               266,741
   12,700    MetaSolv, Inc.*                                             41,529
   32,800    MIND C.T.I. Ltd.                                            95,448
   16,000    Moldflow Corp.*                                            254,720
   10,500    Omnicell, Inc.*                                            102,165
    7,900    PDF Solutions, Inc.*                                       131,140
   15,100    Radica Games Ltd.                                          132,427
    7,400    Schawk, Inc.                                               147,926
    6,300    Ultimate Software Group, Inc.*                             116,046
    6,400    Witness Systems, Inc.*                                     133,696
                                                                   ------------
                                                                      3,312,956
                                                                   ------------

             TELECOMMUNICATIONS                              3.86%
   18,700    Anaren, Inc.*                                              263,670
    4,600    Applied Signal Technology, Inc.                             87,768
   17,500    Avici Systems, Inc.*                                        79,625
   20,200    CalAmp Corp.*                                              163,620
   35,000    Carrier Access Corp.*                                      193,200
   10,300    C-COR, Inc.*                                                69,525
   29,700    Channell Commercial Corp.*                                 280,680
   14,900    CT Communications, Inc.                                    184,313
   22,300    Ditech Communications Corp.*                               150,302
   20,400    Hypercom Corp.*                                            133,008
   34,900    Lightbridge, Inc.*                                         281,992
   24,200    Linktone Ltd. ADR*                                         264,264
   30,700    Metro One Telecommunications, Inc.*                         22,110
   20,500    Network Equipment Technologies, Inc.*                       94,505
   27,800    Optical Communication Products, Inc.*                       52,264
   13,600    Radyne Corp.*                                              144,296
    8,800    Sierra Wireless, Inc.*                                      99,968

See accompanying notes to financial statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005

   Number of
    Shares                                                            Value
-------------                                                      ------------


             TELECOMMUNICATIONS (CONTINUED)
   22,400    Sunrise Telecom, Inc.                                      $47,040
   19,700    Talk America Holdings, Inc.*                               185,771
    3,500    Tessco Technologies, Inc.*                                  45,780
   22,700    Tollgrade Communications, Inc.*                            192,042
   30,500    Westell Technologies, Inc.*                                111,020
   16,100    Wireless Facilities, Inc.*                                  93,380
                                                                   ------------
                                                                      3,240,143
                                                                   ------------

             TEXTILES                                        0.43%
    8,000    Culp, Inc.*                                                 37,440
    8,100    Dixie Group, Inc.*                                         129,114
   16,600    Quaker Fabric Corp.*                                        45,982
    4,300    UniFirst Corp.                                             150,801
                                                                   ------------
                                                                        363,337
                                                                   ------------

             TRANSPORTATION                                  2.04%
   13,200    Celadon Group, Inc.*                                       294,360
    4,300    Dynamex, Inc.*                                              67,252
    3,700    Maritrans, Inc.                                            118,400
   10,500    Marten Transport Ltd.*                                     265,650
    8,966    P.A.M. Transportation Services, Inc.*                      144,891
    7,500    Petroleum Helicopters, Inc.*                               232,650
   12,900    Quality Distribution, Inc.*                                103,071
   13,100    SCS Transportation, Inc.*                                  205,801
    3,000    Transport Corp. of America, Inc.*                           22,500
   15,900    Vitran Corp., Inc.*                                        257,898
                                                                   ------------
                                                                      1,712,473
                                                                   ------------

          TOTAL COMMON STOCKS (Cost $73,728,317)                     81,716,177
                                                                   ------------

          EXCHANGE TRADED FUND                               2.31%
   29,200    iShares Russell 2000 Index Fund                          1,938,588
                                                                   ------------

          TOTAL EXCHANGE TRADED FUND (COST $1,917,996)                1,938,588
                                                                   ------------

Principal
Value
---------
          MONEY MARKET FUND                                  1.15%
 $962,972    Federated Prime Obligations Fund                           962,972
                                                                   ------------

          TOTAL MONEY MARKET FUND (COST $962,972)                       962,972
                                                                   ------------

          TOTAL INVESTMENTS (COST $76,609,285)             100.84%   84,617,737


          Liabilities less Other Assets                    (0.84)%     (705,950)
                                                                   ------------

          TOTAL NET ASSETS                                 100.00%  $83,911,787
                                                                   ============


          *  Non-income producing security



See accompanying notes to financial statements.

                   LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005



              INVESTMENTS BY SECTOR (UNAUDITED)
         (AS A PERCENTAGE OF LONG-TERM INVESTMENTS)

   Basic Materials                                     2.3%
   Communications                                      8.4%
   Consumer, Cyclical                                 14.8%
   Consumer, Non-cyclical                             22.9%
   Energy                                              5.6%
   Financial                                          18.5%
   Funds                                               2.3%
   Industrial                                         13.2%
   Technology                                         11.8%
   Utilities                                           0.2%
                                                  ------------
   Total                                             100.0%
                                                  ============

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2005

ASSETS:
Investments at value (cost $76,609,285)                            $ 84,617,737
Receivable for capital stock sold                                        82,143
Dividends and interest receivable                                        23,951
Prepaid expenses                                                         48,023
                                                                   ------------
Total assets                                                         84,771,854

LIABILITIES:
Payable for securities purchased                                        692,123
Payable for capital stock redeemed                                       35,040
Accrued investment advisory fees                                         64,797
Accrued expenses                                                         68,107
                                                                   ------------
Total liabilities                                                       860,067
                                                                   ------------
NET ASSETS                                                         $ 83,911,787

NET ASSETS CONSIST OF:
Paid-in capital                                                    $ 72,430,082
Undistributed net realized gain on investments                        3,473,253
Net unrealized appreciation on investments                            8,008,452
                                                                   ------------
TOTAL NET ASSETS                                                   $ 83,911,787
                                                                   ============
SHARES OUTSTANDING, NO PAR VALUE                                      6,980,812
    (Unlimited shares authorized)

NET ASSET VALUE, OFFERING AND
    REDEMPTION PRICE PER SHARE                                          $ 12.02
    (Net assets divided by shares outstanding)                          =======

See accompanying notes to financial statements

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             Statement of Operations
                      For the Year Ended September 30, 2005



INVESTMENT INCOME:
Dividend income (net of $1,704 non-reclaimable
     foreign withholding taxes)                                       $ 322,299
Interest income                                                          20,871
                                                                    ------------
Total Investment Income                                                 343,170
                                                                    ------------

EXPENSES:
Investment advisory fees                                                643,552
Administration and fund accounting fees                                  87,457
Custody fees                                                             67,514
Federal and state registration fees                                      25,065
Transfer agent fees and expenses                                         25,013
Legal fees                                                               24,154
Audit and tax fees                                                       19,977
Reports to shareholders                                                  15,829
Trustees' fees                                                            8,413
Miscellaneous                                                            55,381
                                                                    ------------

Total expenses                                                          972,355
                                                                    ------------

Net investment loss                                                    (629,185)
                                                                    ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                      4,157,435
Change in net unrealized appreciation
     on investments                                                   7,974,621
                                                                    ------------

Net gain on investments                                              12,132,056
                                                                    ------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                           $11,502,871
                                                                    ============
See accompanying notes to financial statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                       Statements of Changes in Net Assets



                                                                             NOVEMBER 7, 2003*
                                                          Year Ended                 to
                                                      SEPTEMBER 30, 2005     SEPTEMBER 30, 2004

OPERATIONS:
Net investment loss                                         $ (629,185)          $ (334,525)
Net realized gain on investments                             4,157,435            1,599,225
Change in net unrealized appreciation on investments         7,974,621               33,831
                                                          ------------         ------------
Net increase in net assets resulting from operations        11,502,871            1,298,531
                                                          ------------         ------------
DISTRIBUTIONS:
Net realized gains                                          (1,358,663)                   -
                                                          ------------         ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                                   41,142,854           54,498,204
Reinvested distributions                                     1,358,663                    -
Cost of shares redeemed                                    (16,465,508)          (8,165,165)
                                                          ------------         ------------
Net increase from capital transactions                      26,036,009           46,333,039
                                                          ------------         ------------
TOTAL INCREASE IN NET ASSETS                                36,180,217           47,631,570

NET ASSETS:
Beginning of period                                         47,731,570              100,000
                                                          ------------         ------------
End of period                                             $ 83,911,787         $ 47,731,570
                                                          ============         ============
CAPITAL SHARE TRANSACTIONS IN SHARES:
Shares sold                                                  3,704,424            5,387,098
Reinvested distributions                                       116,624                    -
Shares redeemed                                             (1,465,056)            (772,278)
                                                          ------------         ------------
Net increase                                                 2,355,992            4,614,820
                                                          ------------         ------------


* Inception.

See accompanying notes to financial statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                              Financial Highlights

               For a Fund Share Outstanding Throughout the Period

                                                                                      NOVEMBER 7, 2003*
                                                                YEAR ENDED                   TO
                                                            SEPTEMBER 30, 2005       SEPTEMBER 30, 2004
NET ASSET VALUE, BEGINNING OF PERIOD                                   $ 10.32               $ 10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss                                                      (0.09)                 (0.09)
Net realized and unrealized gain on investments                           2.06                   0.41
                                                                       -------               --------
TOTAL FROM INVESTMENT OPERATIONS                                          1.97                   0.32
                                                                       -------               --------
Less distributions to shareholders from:
Net realized gains                                                       (0.27)                     -
                                                                       -------               --------
NET ASSET VALUE, END OF PERIOD                                         $ 12.02                $ 10.32
                                                                       =======               ========
TOTAL RETURN                                                            19.19%                   3.20%(1)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000's)                                   $83,912                $47,732
Ratio of total expenses to average net assets                            1.44%                   1.76%(2)
Ratio of net investment loss to average net assets                       (0.93)%                (1.08)(2)
Portfolio turnover rate                                                    72%                     64%(1)

* Inception.
(1) Not annualized.
(2) Annualized.

See accompanying notes to financial statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                          NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 2005



1.       ORGANIZATION

Lotsoff Capital Management Investment Trust (the "Trust") was organized on August 29, 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Trust consists of the Micro Cap Fund (the "Fund") which commenced operations on November 7, 2003 and the Active Income Fund which had not yet commenced operations as of September 30, 2005.

2.       SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

(a) Investment Valuation - Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market or the Nasdaq SmallCap Market (collectively, "Nasdaq-traded securities") are valued at the Nasdaq Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the current bid and ask prices from the exchange the security is primarily traded on. Short-term investments are stated at amortized cost, which approximates fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

(b) Federal Income Taxes - The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(c) Distributions to Shareholders - Dividends from net investment income and net realized capital gains, if any, will be declared and paid annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differing treatment for items such as deferral of wash sales and post-October capital losses.

         Accordingly, at September 30, 2005, reclassifications were recorded to increase accumulated net investment income (loss) by $629,185 and decrease accumulated net realized gain on investments by ($629,185), respectively.

(d) Other - The Trust records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the first-in, first-out method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of the applicable country's tax rules and rates.

                   LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2005


3.       RELATED PARTY TRANSACTIONS

The Trust has an agreement with Lotsoff Capital Management (the "Adviser"), with whom certain officers and directors of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund's average daily net assets at the annual rate of 0.95%.

Under the investment advisory agreement, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee, but excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) exceed 3.00%, the Adviser will reimburse the Fund for the amount of such excess. No such amounts were reimbursed during the year ended September 30, 2005.

The Trust has entered into agreements with UMB Bank, n.a. to provide custodial services. In addition, the Fund has entered into agreements with UMB Fund Services, Inc., an affiliate of UMB Bank, n.a., to provide administration, fund accounting and transfer agency services.

4.       INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $72,488,727 and $47,939,931, respectively for the year ended September 30, 2005.

5.       FEDERAL INCOME TAX INFORMATION

At September 30, 2005, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

              Cost of Investments                            $76,967,308
                                                           ================

              Gross Unrealized Appreciation                  $15,342,708
              Gross Unrealized Depreciation                   (7,692,279)
                                                           ----------------
              Net Unrealized Appreciation on Investments      $7,650,429
                                                           ================

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax character of distributions paid during the fiscal year ended September 30, 2005 was as follows:

Distributions paid from:                              2005                 2004
                                                      ----                 ----

                   Ordinary Income                  $1,358,663           $  -
                   Net Long-Term Capital Gains               -              -
                                                  -------------     ----------
                                                  -------------     ----------
              Total Taxable Distributions            1,358,663              -
                                                  -------------     ----------
                                                  -------------     ----------

              Total Distributions Paid              $1,358,663           $  -
                                                  =============     ==========

                   LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2005




As of September 30, 2005, the components of accumulated earnings (deficit) were as follows:

              Undistributed Ordinary Income            $1,402,011
              Undistributed Long-Term Capital Gains     2,429,265
                                                     ---------------
                                                     ---------------
              Accumulated Earnings                      3,831,276
              Accumulated Capital and Other Losses              -
              Unrealized Appreciation                   7,650,429
                                                     ---------------
                                                     ---------------
              Total Accumulated Earnings              $11,481,705
                                                     ===============

6.  OTHER

As of September 30, 2005, the Fund has a shareholder that holds 99.48% of the outstanding shares of the Fund. A significant redemption by this shareholder could affect the Fund's liquidity and the future viability of the Fund. The shareholder is a registered investment advisor providing advisory services to a variety of individual and institutional clients. The Fund is offered as one of several investment choices for these clients. Clients are permitted to transfer some or all of their account balances into or out of the Fund at any time.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Lotsoff Capital Management Investment Trust:

We have audited the accompanying statements of asset and liabilities, including the schedule of investments, of Lotsoff Capital Management Micro Cap Fund, one of the portfolios constituting Lotsoff Capital Management Investment Trust, (the "Fund") as of September 30, 2005, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year ended September 30, 2005 and for the period from November 7, 2003 (commencement of operations) to September 30, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of September 30, 2005, the results of its operations for the year then ended, and the changes in net assets and the financial highlights for the year ended September 30, 2005 and for the period from November 7, 2003 (commencement of operations) to September 30, 2004, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Milwaukee, WI
November  23, 2005

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                                 TAX INFORMATION

                      FOR THE YEAR ENDED SEPTEMBER 30, 2005
                                   (UNAUDITED)

19.95% of the dividends to be paid from net investment income, including short term capital gains, for the year ended September 30, 2005, are designated as eligible for the corporate dividends received deduction.

20.98% of the dividends to be paid from net investment income, including short-term capital gains, for the year ended September 30, 2005, are designated as qualified dividend income.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                                 EXPENSE EXAMPLE

                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005
                                   (UNAUDITED)

         As a shareholder of the Lotsoff Capital Management Micro Cap Fund (the "Fund"), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
         The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005 (the "period").

ACTUAL EXPENSES
         The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
         The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

EXPENSES PAID DURING THE PERIOD


                                      -------------------- -------------------------- ---------------------------
                                       Beginning account            Ending             Expenses paid during the
                                      value April 1, 2005        account value          period ended September
                                                               September 30, 2005             30, 20051
                                       -------------------- -------------------------- ---------------------------
      Actual Example                       $1,000.00                $1,109.90                    $7.41

      Hypothetical Example,
      assuming a 5% return before
      expenses                              1,000.00                 1,017.98                     7.08


(1) Expenses are equal to the Fund's annualized expense ratio of 1.44% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                   LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                         TRUSTEE AND OFFICER INFORMATION
                                   (UNAUDITED)


                                                                                                   Number of
                                                                                                     Funds
                                                 Term of                                           Overseen
                                Position(s)    Office(1)and                                         within          Other
                                 Held with      Length of      Principal Occupation(s) During        Fund       Directorships
    Name, Address and Age          Trust       Time Served              Past 5 Years                Complex    Held by Trustee
    ----------------- ---          -----       -----------              ------------                -------    ---------------
INDEPENDENT TRUSTEES

Margaret A. Cartier, CPA            Trustee       Served     Sole proprietor of Margaret               2            None
20 North Clark Street                           since 2003   Cartier, CPA (provider of
34th Floor                                                   financial advisory services) since
Chicago, Illinois 60602                                      January 2003; Managing Director of
Age: 60                                                      American Express Tax and Business
                                                             Services from 1999
                                                             to January 2003;
                                                             Parter at
                                                             Altschuler, Melvoin
                                                             and Glasser LLP
                                                             from 1971 to 2002.
Jack Forstadt                       Trustee       Served     Adjunct Professor at Lake Forest          2            None
20 North Clark Street                           since 2003   Graduate School of Management
34th Floor                                                   since 2000; Member and Partner at
Chicago, Illinois 60602                                      PricewaterhouseCoopers from 1967
Age: 60                                                      to 2000.

DeVerille A. Huston                 Trustee       Served     Partner, Sidley Austin Brown &            2            None
20 North Clark Street                           since 2004   Wood; retired July 2002.
34th Floor
Chicago, Illinois 60602
Age: 58

       INTERESTED TRUSTEES AND OFFICERS

Seymour N. Lotsoff, CFA(2)      President and     Served     Chief Executive Officer of Lotsoff        2            None
20 North Clark Street              Trustee      since 2003   Capital Management since 1981
34th Floor
Chicago, Illinois 60602
Age: 68

Margaret M. Baer(2)               Secretary,      Served     Managing Director and Chief               2            None
20 North Clark Street           Treasurer and   since 2003   Administrative Officer of Lotsoff
34th Floor                         Trustee                   Capital Management since 1992.
Chicago, Illinois 60602
Age: 38

Donna J. Noble                      Chief         Served     Chief Compliance Officer for             N/A            N/A
20 North Clark Street             Compliance    since 2004   Lotsoff Capital Management since
34th Floor                         Officer                   2004; Vice President and
Chicago, Illinois 60602                                      Compliance Manager for Goldman
Age: 34                                                      Sachs Asset Management from 2001
                                                             to 2004; Senior Compliance Manager
                                                             for Banc One Securities
                                                             Corporation from 1997 to 2001.

(1) Each Trustee serves an indefinite term under the election of a successor. Each officer serves an indefinite term, renewed annually, until the election of a successor.

(2) Mr. Lotsoff and Ms. Baer are considered interested Trustees of the Trust within the meaning of the Investment Company Act of 1940 because of their affiliation with the Adviser.

Additional information about the Trustees is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-877-568-7633.

                   LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                                OTHER INFORMATION
                                   (UNAUDITED)

APPROVAL OF CONTINUATION OF INVESTMENT ADVISORY AGREEMENT

In considering the nature, extent and quality of the services provided by the LCM, the Trustees considered an oral presentation by the Adviser describing the portfolio management, shareholder communication, and regulatory compliance services provided by the Adviser to the Fund. The Directors concluded that the Adviser was providing essential services to the Funds.

The Trustees discussed the Fund's performance and reviewed the comparison of the Fund's performance to benchmark indices over various periods of time, concluding that the performance of the Fund warranted the continuation of the advisory agreement. The Trustees noted that in addition to the absolute performance of the Fund, they also noted that the Fund adheres to its investment style.

The Trustees next reviewed the advisory fees payable by the Fund. They considered the revenues realized by the Adviser, as well as the costs incurred by the Adviser in its management of the Fund. It was noted that the Adviser receives no additional revenue other than advisory fees for its work with the Fund. The Trustees determined that the profit realized by the Adviser from its relationship with the Fund were reasonable and not excessive.

The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fees paid by the Fund and the expense ratio of the Fund were in the range of comparable mutual funds.

Due to the current size of the Fund, the Board did not consider whether the investment advisory agreement fee schedule should be adjusted for an increase in assets under management.



PROXY VOTING

The Lotsoff Capital Management Micro Cap Fund's proxy voting guidelines and a record of the Fund's proxy votes for the year ended June 30, 2004 are available without charge, upon request, by calling 1-877-568-7633 and on the Securities and Exchange Commission's website at www.sec.gov.



QUARTERLY HOLDINGS

The Lotsoff Capital Management Micro Cap Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q will be available on the EDGAR database on the Securities and Exchange Commission's website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



                  UMB Distribution Services, LLC - Distributor
                                  P.O. Box 1811
                            Milwaukee, WI 53201-1811
                                  877-568-7633

--------------------------------------------------------------------------------


                   UMB Distribution Services, LLC, Distributor
                                  P.O. Box 1811
                            Milwaukee, WI 53201-1811
                                  877.568.7633


--------------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a code of ethics (the "Code") that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the Code is filed as an exhibit to this Form N-CSR. During the period covered by this report, there were not any amendments to the provisions of the Code, nor were there any implicit or explicit waivers to the provisions of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's board of trustees has determined that Ms. Margaret Cartier is an audit committee financial expert serving on its audit committee and that Ms. Cartier is independent.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

The aggregate fees for each of the last two fiscal years (the fiscal year ended September 30, 2004 is the Registrant's first fiscal year) for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below.

(a) Audit Fees.
         Fiscal year ended September 30, 2005        $16,500

(b) Audit-Related Fees.
         None.

(c) Tax Fees.
         Fiscal year ended September 30, 2005        $3,000

(d) All Other Fees.
         None.

(e)
         (1) The Registrant's audit committee has adopted an Audit Committee Charter that requires that the Audit Committee review the scope and plan of the registered public accounting firm's annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants.

         (2) During 2005, all of the audit and non-audit services provided by the Registrant's principal accountant were pre-approved by the audit committee.

(f) None.

(g) None.

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule of investments in securities in unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.  SUBMISSIONS OF MATTERS TO A VOTE OF SECURITY HOLDERS

As of the end of the period covered by this report, the Registrant had not adopted any procedures by which shareholders may recommend nominees to the Registrant's board of trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics - Filed as an attachment to this filing.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lotsoff Capital Management Equity Trust

By:      /s/ Seymour N. Lotsoff
    ----------------------------
         Seymour N. Lotsoff
         President

Date:    December 8, 2005
    -----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Seymour N. Lotsoff
    ----------------------------
         Seymour N. Lotsoff
         President

Date:    December 8, 2005
    -----------------------------

By:      /s/ Margaret M. Baer
    -----------------------------
         Margaret M. Baer
         Secretary and Treasurer

Date:    December 8, 2005
    -----------------------------